Other expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Audit fee	$ 7.1	$ 6.1	$ 6.5
Audit related fee	1.0	0.9	1.0
Tax fee	0.0	0.0	0.1
Other service fee	0.0	0.0	0.0
Total	8.1	7.0	7.5
Disclosure of operating segments [line items]
Research and development expenditures	315.0	307.0	298.0
Statoil operated licences [Member]
Disclosure of operating segments [line items]
The audit fees and audit related fees	$ 0.9	$ 0.8	$ 0.8